T. ROWE PRICE High Yield Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 9.1% (1)
Aerospace & Defense 0.4%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.754%,
4/6/26  19,750 19,068
Peraton, FRN, 1M USD LIBOR + 3.75%, 2/1/28 (2) 17,145 17,209
36,277
Airlines 0.4%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  16,565 17,664
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  13,575 14,358
32,022
Automotive 0.2%
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.615%, 4/30/26  7,796 7,801
Truck Hero, FRN, 1M USD LIBOR + 3.75%, 4.50%, 1/31/28 (2) 9,923 9,930
17,731
Cable Operators 0.2%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.198%, 8/14/26  16,687 16,654
16,654
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  28,178 28,092
28,092
Energy 0.9%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  51,362 48,977
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.865%,
3/11/26  11,255 11,039
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.726%, 10/19/26  11,197 11,207
71,223
Food 0.1%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%, 10/21/24  12,001 12,099
12,099
Gaming 0.2%
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.865%, 8/14/24  21,312 20,958
20,958
Health Care 0.8%
ADMI, FRN, 1M USD LIBOR + 3.25%, 3.75%, 12/23/27 (2) 19,100 19,008
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 10/1/27 (2) 20,665 20,596
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.865%, 11/16/25  9,953 9,959
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.50%, 6.25%,
12/15/27  13,630 13,721
63,284
Information Technology 0.4%
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  4,040 4,207

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
RealPage, FRN, 3M USD LIBOR + 0.00%, 2/17/29 (2)(3) 14,360 14,647
Solera, FRN, 3M USD LIBOR + 2.75%, 2.865%, 3/3/23  14,474 14,451
33,305
Manufacturing 0.4%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24  22,701 22,666
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.115%, 3/31/25  6,469 6,427
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.615%, 10/23/25  2,433 2,372
31,465
Satellites 1.4%
Intelsat Jackson Holdings, 8.625%, 1/2/24  12,890 13,132
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%, 8.00%,
11/27/23  44,260 44,882
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  21,623 21,940
Iridium Satellite, FRN, 1M USD LIBOR + 2.75%, 3.75%, 11/4/26  34,120 34,279
114,233
Services 1.5%
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%, 7/12/24  12,454 12,449
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 3.50%, 5/30/25  6,410 6,437
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.115%,
5/29/26  7,718 7,695
Sabre GLBL, FRN, 1M USD LIBOR + 4.00%, 4.115%, 12/17/27 (2) 11,926 12,053
UKG, FRN, 1M USD LIBOR + 3.25%, 4.00%, 5/4/26  32,244 32,428
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27  44,020 45,396
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%, 11/29/24  10,124 10,121
126,579
Utilities 0.2%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
8/1/25  10,138 10,111
Exgen Renewables IV, FRN, 1M USD LIBOR + 2.75%, 3.75%,
12/15/27  7,476 7,512
17,623
Wireless Communications 1.7%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.115%, 11/3/23  6,848 6,833
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.363%, 7/31/27  23,420 23,332
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.365%, 12/23/26  25,469 25,386
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.365%, 1/31/28 (2) 69,714 71,610
CCI Buyer, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/17/27  13,335 13,427
140,588
Total Bank Loans (Cost $746,842) 762,133

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
BOND MUTUAL FUNDS 0.3%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 3.70% (4)
(5) 2,797 27,298
Total Bond Mutual Funds (Cost $27,906) 27,298
COMMON STOCKS 0.7%
Cable Operators 0.1%
Liberty Broadband, Class C (6) 56 8,358
8,358
Gaming 0.0%
New Cotai Participation, Class B (3)(6)(7) — —
—
Metals & Mining 0.1%
Constellium (6) 928 12,293
12,293
Utilities 0.3%
Sempra Energy  58 6,750
Vistra  987 17,033
23,783
Wireless Communications 0.2%
T-Mobile US (6) 115 13,831
13,831
Total Common Stocks (Cost $57,493) 58,265
CONVERTIBLE BONDS 0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 8,239
8,239
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  11,131 9,168
9,168
Total Convertible Bonds (Cost $15,382) 17,407

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 3.6%
Energy 1.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $98,536 (8)(9) 98 103,881
103,881
Energy Services 0.4%
NuStar Energy, VR, 10.75% (7)(8) 1,200 33,476
33,476
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (3) 47 —
—
Health Care 0.6%
Avantor, Series A, 6.25%, 5/15/22  514 44,765
Boston Scientific, Series A, 5.50%, 6/1/23  33 3,704
48,469
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,964 (6)(9) 9 9,132
9,132
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  18 22,794
22,794
Utilities 1.0%
American Electric Power, 6.125%, 3/15/22  586 26,624
American Electric Power, 6.125%, 8/15/23  214 9,572
NextEra Energy, 5.279%, 3/1/23  594 29,504
Southern, Series A, 6.75%, 8/1/22  336 16,204
81,904
Total Convertible Preferred Stocks (Cost $272,453) 299,656
CORPORATE BONDS 83.8%
Aerospace & Defense 0.9%
TransDigm, 6.25%, 3/15/26 (7) 49,085 51,662
TransDigm, 7.50%, 3/15/27  3,100 3,294
TransDigm, 8.00%, 12/15/25 (7) 18,765 20,430
75,386
Airlines 1.6%
American Airlines, 11.75%, 7/15/25 (7) 19,820 23,586

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delta Air Lines, 4.50%, 10/20/25 (7) 3,895 4,157
Delta Air Lines, 4.75%, 10/20/28 (7) 13,690 15,158
Delta Air Lines, 7.00%, 5/1/25 (7) 13,900 16,159
Delta Air Lines, 7.375%, 1/15/26  19,150 22,358
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (7) 7,635 8,026
Mileage Plus Holdings, 6.50%, 6/20/27 (7) 10,695 11,631
United Airlines Holdings, 4.25%, 10/1/22  8,733 8,864
United Airlines Holdings, 4.875%, 1/15/25  9,765 9,997
United Airlines Holdings, 5.00%, 2/1/24  14,309 14,738
134,674
Automotive 3.6%
Adient Global Holdings, 4.875%, 8/15/26 (7) 19,714 20,059
Adient U.S., 9.00%, 4/15/25 (7) 17,900 19,869
Clarios Global, 6.25%, 5/15/26 (7) 2,025 2,157
Clarios Global, 8.50%, 5/15/27 (7) 65,145 70,112
Dana, 5.625%, 6/15/28  12,580 13,398
Dana Financing Luxembourg, 5.75%, 4/15/25 (7) 1,235 1,273
Ford Motor, 8.50%, 4/21/23  9,485 10,601
Ford Motor, 9.00%, 4/22/25  28,630 34,573
Ford Motor, 9.625%, 4/22/30  405 575
Ford Motor Credit, 5.125%, 6/16/25  15,420 16,650
Goodyear Tire & Rubber, 9.50%, 5/31/25  6,490 7,269
Group 1 Automotive, 4.00%, 8/15/28 (7) 7,180 7,306
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (7) 12,245 13,225
Meritor, 6.25%, 6/1/25 (7) 11,840 12,684
Navistar International, 9.50%, 5/1/25 (7) 15,060 16,773
Real Hero Merger Sub 2, 6.25%, 2/1/29 (7) 2,775 2,858
Tenneco, 5.00%, 7/15/24 (EUR)  3,297 4,056
Tenneco, 5.00%, 7/15/26  26,379 24,796
Tenneco, 5.375%, 12/15/24  7,805 7,727
Tenneco, 7.875%, 1/15/29 (7) 10,365 11,596
297,557
Banking 0.5%
Banco do Brasil, VR, 9.00% (8)(10) 21,100 23,025
Itau Unibanco Holding, VR, 6.125% (7)(8)(10) 19,990 20,090
43,115
Broadcasting 5.2%
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (7) 28,775 29,063
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (7) 16,060 16,301
Clear Channel Worldwide Holdings, 9.25%, 2/15/24  37,180 38,760
Diamond Sports Group, 5.375%, 8/15/26 (7) 8,055 5,719
Diamond Sports Group, 6.625%, 8/15/27 (7) 20,835 10,678
iHeartCommunications, 5.25%, 8/15/27 (7) 2,940 3,025
iHeartCommunications, 6.375%, 5/1/26  5,429 5,741
iHeartCommunications, 8.375%, 5/1/27  69,797 73,723

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lions Gate Capital Holdings, 6.375%, 2/1/24 (7) 20,225 20,756
MDC Partners, STEP, 7.50%, 5/1/24 (7) 44,021 44,516
Nexstar Broadcasting, 4.75%, 11/1/28 (7) 9,945 10,144
Nexstar Broadcasting, 5.625%, 7/15/27 (7) 12,945 13,673
Nielsen Finance, 5.625%, 10/1/28 (7) 12,570 13,308
Outfront Media Capital, 4.25%, 1/15/29 (7) 3,940 3,822
Outfront Media Capital, 5.00%, 8/15/27 (7) 1,585 1,611
Outfront Media Capital, 6.25%, 6/15/25 (7) 5,695 6,022
Scripps Escrow II, 5.375%, 1/15/31 (7) 8,120 8,222
Sirius XM Radio, 4.125%, 7/1/30 (7) 11,665 11,782
Sirius XM Radio, 4.625%, 7/15/24 (7) 13,335 13,702
Sirius XM Radio, 5.00%, 8/1/27 (7) 10,570 10,980
Sirius XM Radio, 5.375%, 7/15/26 (7) 17,535 18,105
Terrier Media Buyer, 8.875%, 12/15/27 (7) 30,270 32,313
Townsquare Media, 6.875%, 2/1/26 (7) 9,455 9,880
Univision Communications, 6.625%, 6/1/27 (7) 15,540 16,239
Univision Communications, 9.50%, 5/1/25 (7) 7,150 7,758
Urban One, 7.375%, 2/1/28 (7) 6,585 6,634
432,477
Building & Real Estate 1.4%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (7) 19,265 20,855
Howard Hughes, 4.125%, 2/1/29 (7) 17,145 17,017
Howard Hughes, 4.375%, 2/1/31 (7) 15,550 15,511
Howard Hughes, 5.375%, 8/1/28 (7) 12,415 13,082
Realogy Group, 5.75%, 1/15/29 (7) 11,685 11,714
Realogy Group, 7.625%, 6/15/25 (7) 4,090 4,453
Realogy Group, 9.375%, 4/1/27 (7) 7,740 8,475
Shea Homes, 4.75%, 4/1/29 (7) 3,530 3,618
Taylor Morrison Communities, 5.125%, 8/1/30 (7) 5,970 6,388
Taylor Morrison Communities, 5.875%, 4/15/23 (7) 12,055 12,839
Weekley Homes, 4.875%, 9/15/28 (7) 4,565 4,776
118,728
Building Products 1.3%
American Woodmark, 4.875%, 3/15/26 (7) 18,430 18,753
CP Atlas Buyer, 7.00%, 12/1/28 (7) 3,300 3,424
Forterra Finance, 6.50%, 7/15/25 (7) 11,955 12,896
LBM Acquisition, 6.25%, 1/15/29 (7) 3,930 3,979
New Enterprise Stone & Lime, 6.25%, 3/15/26 (7) 13,980 14,382
PGT Innovations, 6.75%, 8/1/26 (7) 13,145 13,901
Specialty Building Products Holdings, 6.375%, 9/30/26 (7) 10,935 11,345
Summit Materials, 5.25%, 1/15/29 (7) 8,245 8,750
Summit Materials, 6.50%, 3/15/27 (7) 17,880 18,908
106,338
Cable Operators 8.4%
Altice Financing, 5.00%, 1/15/28 (7) 18,155 18,155

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Altice Financing, 7.50%, 5/15/26 (7) 32,435 33,813
Altice France, 5.125%, 1/15/29 (7) 11,675 11,733
Altice France, 7.375%, 5/1/26 (7) 26,485 27,578
Altice France, 8.125%, 2/1/27 (7) 12,580 13,712
Altice France Holding, 6.00%, 2/15/28 (7) 43,890 42,957
Altice France Holding, 10.50%, 5/15/27 (7) 28,342 31,743
C&W Senior Financing, 6.875%, 9/15/27 (7) 21,285 22,841
Cablevision Lightpath, 5.625%, 9/15/28 (7) 2,370 2,406
CCO Holdings, 4.25%, 2/1/31 (7) 16,870 16,997
CCO Holdings, 4.50%, 8/15/30 (7) 3,000 3,101
CCO Holdings, 4.50%, 5/1/32 (7) 19,850 20,396
CCO Holdings, 5.00%, 2/1/28 (7) 54,455 56,974
CCO Holdings, 5.125%, 5/1/27 (7) 24,995 26,151
CCO Holdings, 5.375%, 6/1/29 (7) 14,905 16,041
CCO Holdings, 5.50%, 5/1/26 (7) 23,850 24,625
CSC Holdings, 4.625%, 12/1/30 (7) 16,110 16,029
CSC Holdings, 5.75%, 1/15/30 (7) 20,960 22,375
CSC Holdings, 6.50%, 2/1/29 (7) 34,835 38,406
CSC Holdings, 7.50%, 4/1/28 (7) 24,805 27,317
DISH DBS, 5.875%, 11/15/24  5,395 5,631
DISH DBS, 7.375%, 7/1/28  17,990 18,845
DISH DBS, 7.75%, 7/1/26  22,175 24,309
LCPR Senior Secured Financing, 6.75%, 10/15/27 (7) 5,530 5,929
Netflix, 5.375%, 11/15/29 (7) 17,950 21,181
Netflix, 5.875%, 11/15/28  31,165 37,242
Netflix, 6.375%, 5/15/29  49,980 61,975
Radiate Holdco, 6.50%, 9/15/28 (7) 15,550 16,327
Virgin Media Finance, 5.00%, 7/15/30 (7) 5,405 5,500
VTR Finance, 6.375%, 7/15/28 (7) 7,420 8,128
Ziggo Bond, 5.125%, 2/28/30 (7) 6,055 6,312
Ziggo Bond, 6.00%, 1/15/27 (7) 17,490 18,168
702,897
Chemicals 1.7%
Compass Minerals International, 6.75%, 12/1/27 (7) 9,110 9,770
CVR Partners, 9.25%, 6/15/23 (7) 29,320 29,687
Diamond, 5.625%, 8/15/25 (EUR)  6,770 8,295
GPD, 10.125%, 4/1/26 (7) 13,455 14,801
Kraton Polymers, 5.25%, 5/15/26 (EUR) (7) 4,210 5,214
Methanex, 5.125%, 10/15/27  13,625 14,085
Methanex, 5.25%, 12/15/29  7,440 7,645
Methanex, 5.65%, 12/1/44  10,819 11,466
OCI, 4.625%, 10/15/25 (7) 16,975 17,569
Univar Solutions USA, 5.125%, 12/1/27 (7) 19,935 20,832
139,364

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Conglomerates 0.4%
General Electric, Series D, VR, 3.554% (8)(10) 34,785 33,133
33,133
Consumer Products 1.0%
CD&R Smokey Buyer, 6.75%, 7/15/25 (7) 2,740 2,939
Energizer Holdings, 4.375%, 3/31/29 (7) 7,260 7,242
Life Time, 5.75%, 1/15/26 (7) 16,388 16,634
Life Time, 8.00%, 4/15/26 (7) 8,620 8,749
Mattel, 5.875%, 12/15/27 (7) 7,920 8,623
Mattel, 6.20%, 10/1/40  3,990 4,728
Prestige Brands, 6.375%, 3/1/24 (7) 19,350 19,639
Tempur Sealy International, 5.50%, 6/15/26  14,420 14,907
83,461
Container 1.7%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (7) 27,180 27,180
Ardagh Packaging Finance, 5.25%, 4/30/25 (7) 7,100 7,499
Ardagh Packaging Finance, 5.25%, 8/15/27 (7) 21,355 22,183
Ardagh Packaging Finance, 6.00%, 2/15/25 (7) 11,300 11,653
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (7) 33,565 33,146
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (7) 6,035 6,261
Pactiv, 7.95%, 12/15/25  9,160 10,488
Pactiv, 8.375%, 4/15/27  2,805 3,282
Trivium Packaging Finance, 5.50%, 8/15/26 (7) 7,220 7,554
Trivium Packaging Finance, 8.50%, 8/15/27 (7) 14,240 15,272
144,518
Drugs 0.1%
Teva Pharmaceutical Finance, 6.15%, 2/1/36  5,610 6,115
6,115
Energy 9.2%
Aethon United BR, 8.25%, 2/15/26 (7) 7,350 7,644
Archrock Partners, 6.875%, 4/1/27 (7) 11,435 12,064
Cheniere Energy Partners, 4.50%, 10/1/29  19,050 20,050
Cheniere Energy Partners, 5.625%, 10/1/26  5,885 6,106
Citgo Holding, 9.25%, 8/1/24 (7) 21,710 21,330
CITGO Petroleum, 7.00%, 6/15/25 (7) 22,285 22,898
Comstock Resources, 6.75%, 3/1/29 (7) 7,605 7,852
Comstock Resources, 9.75%, 8/15/26  16,090 17,578
Continental Resources, 4.375%, 1/15/28  17,100 17,955
Continental Resources, 4.90%, 6/1/44  19,205 19,157
Continental Resources, 5.75%, 1/15/31 (7) 19,275 21,781
CrownRock, 5.625%, 10/15/25 (7) 5,615 5,671
DCP Midstream, Series A, VR, 7.375% (8)(10) 11,294 9,826
DCP Midstream Operating, 5.625%, 7/15/27  6,865 7,397
DCP Midstream Operating, 6.75%, 9/15/37 (7) 17,875 19,931
DCP Midstream Operating, 8.125%, 8/16/30  8,515 11,027

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Endeavor Energy Resources, 5.75%, 1/30/28 (7) 14,198 14,979
Endeavor Energy Resources, 6.625%, 7/15/25 (7) 2,885 3,022
EQT, 5.00%, 1/15/29  3,900 4,280
EQT, 7.625%, 2/1/25  2,470 2,871
EQT, 8.50%, 2/1/30  16,946 22,157
Exterran Energy Solutions, 8.125%, 5/1/25  21,805 19,788
Hilcorp Energy I, 5.75%, 2/1/29 (7) 6,670 6,803
Hilcorp Energy I, 6.00%, 2/1/31 (7) 7,490 7,621
Kosmos Energy, 7.125%, 4/4/26 (7) 1,760 1,756
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (7) 29,035 29,906
Matador Resources, 5.875%, 9/15/26  19,636 19,096
NGL Energy Operating, 7.50%, 2/1/26 (7) 39,767 40,960
NGL Energy Partners, 7.50%, 11/1/23  28,820 27,595
NuStar Logistics, 5.75%, 10/1/25  9,790 10,451
Occidental Petroleum, 5.50%, 12/1/25  9,445 10,012
Occidental Petroleum, 5.875%, 9/1/25  8,370 9,081
Occidental Petroleum, 6.125%, 1/1/31  8,685 9,619
Occidental Petroleum, 6.375%, 9/1/28  9,005 9,984
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,633
Occidental Petroleum, 7.95%, 6/15/39  19,810 23,846
Occidental Petroleum, 8.00%, 7/15/25  12,700 14,732
Occidental Petroleum, 8.50%, 7/15/27  16,975 20,306
Occidental Petroleum, 8.875%, 7/15/30  32,395 41,385
Petrobras Global Finance, 7.375%, 1/17/27  15,630 19,119
Range Resources, 8.25%, 1/15/29 (7) 5,870 6,296
Range Resources, 9.25%, 2/1/26  14,665 15,912
Seven Generations Energy, 5.375%, 9/30/25 (7) 49,945 51,818
Tallgrass Energy Partners, 5.50%, 9/15/24 (7) 5,917 5,947
Tallgrass Energy Partners, 5.50%, 1/15/28 (7) 7,230 7,158
Tallgrass Energy Partners, 6.00%, 3/1/27 (7) 8,060 8,141
Tallgrass Energy Partners, 6.00%, 12/31/30 (7) 11,175 11,119
Tallgrass Energy Partners, 7.50%, 10/1/25 (7) 10,935 11,591
Targa Resources Partners, 5.375%, 2/1/27  1,180 1,221
Targa Resources Partners, 5.875%, 4/15/26  1,055 1,097
Targa Resources Partners, 6.50%, 7/15/27  6,060 6,522
Targa Resources Partners, 6.875%, 1/15/29  9,970 11,054
Transocean Pontus, 6.125%, 8/1/25 (7) 4,013 3,832
Transocean Proteus, 6.25%, 12/1/24 (7) 5,337 5,097
USA Compression Partners, 6.875%, 4/1/26  10,300 10,635
USA Compression Partners, 6.875%, 9/1/27  7,635 8,017
765,726
Entertainment & Leisure 2.4%
Carnival, 7.625%, 3/1/26 (7) 30,000 31,575
Carnival, 9.875%, 8/1/27 (7) 21,560 24,686
Cedar Fair, 5.25%, 7/15/29  5,135 5,148

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cedar Fair, 5.375%, 4/15/27  14,955 15,179
Cedar Fair, 5.50%, 5/1/25 (7) 27,325 28,589
NCL, 5.875%, 3/15/26 (7) 11,300 11,385
Royal Caribbean Cruises, 5.25%, 11/15/22  15,405 15,713
Royal Caribbean Cruises, 11.50%, 6/1/25 (7) 21,240 24,877
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (7) 25,731 27,854
Six Flags Theme Parks, 7.00%, 7/1/25 (7) 4,400 4,741
Vail Resorts, 6.25%, 5/15/25 (7) 8,020 8,557
Viking Cruises, 13.00%, 5/15/25 (7) 5,170 6,075
204,379
Exploration & Production 0.2%
Apache, 4.875%, 11/15/27  11,735 12,322
Apache, 6.00%, 1/15/37  790 904
13,226
Financial 5.3%
Acrisure, 4.25%, 2/15/29 (7) 11,410 11,210
Acrisure, 7.00%, 11/15/25 (7) 15,255 15,675
Acrisure, 10.125%, 8/1/26 (7) 9,125 10,528
Alliant Holdings Intermediate, 6.75%, 10/15/27 (7) 7,630 7,897
AmWINS Group, 7.75%, 7/1/26 (7) 19,020 20,256
AssuredPartners, 5.625%, 1/15/29 (7) 11,865 11,895
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP) (7) 4,080 5,785
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)  1,773 2,514
DAE Funding, 4.50%, 8/1/22 (7) 10,540 10,619
DAE Funding, 5.00%, 8/1/24 (7) 17,685 18,293
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26 (7) 12,190 12,464
Genworth Mortgage Holdings, 6.50%, 8/15/25 (7) 20,705 22,284
GTCR AP Finance, 8.00%, 5/15/27 (7) 13,620 14,539
Home Point Capital, 5.00%, 2/1/26 (7) 5,140 5,114
HUB International, 7.00%, 5/1/26 (7) 25,975 27,046
Icahn Enterprises, 6.25%, 5/15/26  23,605 24,815
MGIC Investment, 5.25%, 8/15/28  5,715 5,994
Navient, 4.875%, 3/15/28  18,380 17,691
Navient, 5.00%, 3/15/27  12,240 11,995
Navient, 6.125%, 3/25/24  32,250 34,064
Navient, 6.75%, 6/25/25  16,535 17,775
Navient, 6.75%, 6/15/26  4,370 4,665
Navient, 7.25%, 1/25/22  3,567 3,696
Navient, 7.25%, 9/25/23  16,090 17,458
OneMain Finance, 4.00%, 9/15/30  3,895 3,778
OneMain Finance, 6.125%, 3/15/24  6,358 6,819
OneMain Finance, 6.625%, 1/15/28  5,755 6,532
OneMain Finance, 6.875%, 3/15/25  18,550 20,869
OneMain Finance, 7.125%, 3/15/26  5,820 6,722
OneMain Finance, 8.875%, 6/1/25  7,160 7,858

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PennyMac Financial Services, 4.25%, 2/15/29 (7) 12,435 12,249
PennyMac Financial Services, 5.375%, 10/15/25 (7) 8,255 8,626
Quicken Loans, 5.25%, 1/15/28 (7) 21,961 23,341
SLM, 4.20%, 10/29/25  9,390 9,813
440,879
Food 2.0%
B&G Foods, 5.25%, 4/1/25  29,570 30,346
B&G Foods, 5.25%, 9/15/27  6,775 7,097
Chobani, 4.625%, 11/15/28 (7) 5,205 5,374
Chobani, 7.50%, 4/15/25 (7) 32,150 33,396
Cosan Luxembourg, 7.00%, 1/20/27 (7) 17,390 18,499
Kraft Heinz Foods, 6.875%, 1/26/39  9,155 12,863
Kraft Heinz Foods, 7.125%, 8/1/39 (7) 6,935 10,168
Post Holdings, 4.50%, 9/15/31 (7) 16,685 16,643
Post Holdings, 5.625%, 1/15/28 (7) 11,105 11,688
Post Holdings, 5.75%, 3/1/27 (7) 9,335 9,790
Sigma Holdco, 7.875%, 5/15/26 (7) 14,630 14,923
170,787
Forest Products 0.1%
Mercer International, 5.125%, 2/1/29 (7) 9,755 9,938
Mercer International, 5.50%, 1/15/26  2,170 2,219
12,157
Gaming 4.8%
Affinity Gaming, 6.875%, 12/15/27 (7) 4,400 4,664
Boyd Gaming, 6.00%, 8/15/26  11,615 12,022
Caesars Entertainment, 8.125%, 7/1/27 (7) 6,240 6,786
Caesars Resort Collection, 5.25%, 10/15/25 (7) 16,530 16,447
Caesars Resort Collection, 5.75%, 7/1/25 (7) 10,205 10,715
Cirsa Finance International, 7.875%, 12/20/23 (7) 20,600 20,703
International Game Technology, 5.25%, 1/15/29 (7) 10,075 10,654
International Game Technology, 6.25%, 1/15/27 (7) 22,638 25,638
Melco Resorts Finance, 5.375%, 12/4/29 (7) 6,580 6,975
MGM China Holdings, 5.25%, 6/18/25 (7) 8,285 8,699
MGM China Holdings, 5.875%, 5/15/26 (7) 7,510 7,923
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (7) 12,700 12,859
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 9,820
MGM Resorts International, 6.00%, 3/15/23  11,930 12,720
Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (7) 12,665 12,475
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (7) 20,380 21,807
Scientific Games International, 7.00%, 5/15/28 (7) 5,590 5,925
Scientific Games International, 7.25%, 11/15/29 (7) 7,875 8,475
Scientific Games International, 8.25%, 3/15/26 (7) 32,000 33,960
Scientific Games International, 8.625%, 7/1/25 (7) 9,240 9,945
Stars Group Holdings, 7.00%, 7/15/26 (7) 26,860 28,136

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Studio City Finance, 5.00%, 1/15/29 (7) 9,590 9,722
VICI Properties, 4.625%, 12/1/29 (7) 9,720 10,182
Wynn Las Vegas, 5.25%, 5/15/27 (7) 28,295 30,063
Wynn Macau, 5.50%, 1/15/26 (7) 12,005 12,524
Wynn Macau, 5.50%, 10/1/27 (7) 9,430 9,807
Wynn Macau, 5.625%, 8/26/28 (7) 24,915 25,958
Wynn Resorts Finance, 5.125%, 10/1/29 (7) 10,965 11,541
397,145
Health Care 6.1%
Acadia Healthcare, 5.00%, 4/15/29 (7) 1,890 1,966
Avantor Funding, 4.625%, 7/15/28 (7) 23,550 24,551
Bausch Health, 7.00%, 3/15/24 (7) 43,410 44,332
Bausch Health, 7.00%, 1/15/28 (7) 710 769
Bausch Health, 7.25%, 5/30/29 (7) 17,325 19,209
Bausch Health, 9.00%, 12/15/25 (7) 32,985 35,912
Bausch Health Americas, 8.50%, 1/31/27 (7) 38,210 42,270
Bausch Health Americas, 9.25%, 4/1/26 (7) 31,600 35,036
Centene, 4.625%, 12/15/29  18,515 19,904
CHS, 6.00%, 1/15/29 (7) 12,215 12,978
CHS, 8.00%, 12/15/27 (7) 24,945 27,252
DaVita, 4.625%, 6/1/30 (7) 13,095 13,291
HCA, 5.625%, 9/1/28  4,470 5,185
HCA, 5.875%, 2/15/26  11,520 13,291
HCA, 5.875%, 2/1/29  8,980 10,619
Jaguar Holding II, 4.625%, 6/15/25 (7) 3,425 3,571
Jaguar Holding II, 5.00%, 6/15/28 (7) 3,320 3,523
Legacy LifePoint Health, 6.75%, 4/15/25 (7) 10,640 11,385
Molina Healthcare, 4.375%, 6/15/28 (7) 11,070 11,540
Radiology Partners, 9.25%, 2/1/28 (7) 2,975 3,243
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (7) 27,705 29,852
RP Escrow Issuer, 5.25%, 12/15/25 (7) 7,455 7,735
Select Medical, 6.25%, 8/15/26 (7) 10,155 10,815
Teleflex, 4.25%, 6/1/28 (7) 4,365 4,589
Tenet Healthcare, 6.125%, 10/1/28 (7) 45,700 48,042
Tenet Healthcare, 6.875%, 11/15/31  10,830 11,913
Tenet Healthcare, 7.50%, 4/1/25 (7) 13,890 15,123
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23  14,115 13,833
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  6,310 6,602
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  20,785 22,500
510,831
Information Technology 3.0%
ANGI Group, 3.875%, 8/15/28 (7) 4,930 5,059
Banff Merger Sub, 9.75%, 9/1/26 (7) 9,300 9,916
Boxer Parent, 6.50%, 10/2/25 (EUR) (7) 3,380 4,356
Boxer Parent, 7.125%, 10/2/25 (7) 3,885 4,210

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Boxer Parent, 9.125%, 3/1/26 (7) 6,680 7,106
CommScope, 7.125%, 7/1/28 (7) 11,845 12,408
CommScope, 8.25%, 3/1/27 (7) 7,065 7,436
Expedia Group, 6.25%, 5/1/25 (7) 12,225 14,332
Expedia Group, 7.00%, 5/1/25 (7) 10,220 11,319
Go Daddy Operating, 5.25%, 12/1/27 (7) 9,720 10,206
LogMeIn, 5.50%, 9/1/27 (7) 8,565 8,972
Photo Holdings Merger Sub, 8.50%, 10/1/26 (7) 19,355 20,807
Solera, 10.50%, 3/1/24 (7) 47,730 49,400
SS&C Technologies, 5.50%, 9/30/27 (7) 18,245 19,294
Uber Technologies, 7.50%, 5/15/25 (7) 7,115 7,649
Uber Technologies, 7.50%, 9/15/27 (7) 33,525 36,542
Veritas U.S., 7.50%, 9/1/25 (7) 6,195 6,412
Veritas U.S., 10.50%, 2/1/24 (7) 10,072 10,147
ZoomInfo Technologies, 3.875%, 2/1/29 (7) 4,585 4,579
250,150
Lodging 1.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (7) 3,745 3,928
Hilton Domestic Operating, 5.75%, 5/1/28 (7) 4,340 4,693
Hilton Worldwide Finance, 4.875%, 4/1/27  10,460 10,878
Marriott Ownership Resorts, 6.125%, 9/15/25 (7) 10,830 11,453
Marriott Ownership Resorts, 6.50%, 9/15/26  16,680 17,305
Park Intermediate Holdings, 5.875%, 10/1/28 (7) 8,775 9,247
Park Intermediate Holdings, 7.50%, 6/1/25 (7) 7,535 8,166
RHP Hotel Properties, 4.75%, 10/15/27  13,415 13,616
79,286
Manufacturing 0.6%
Colfax, 6.00%, 2/15/24 (7) 5,040 5,197
Colfax, 6.375%, 2/15/26 (7) 7,211 7,707
Hillenbrand, 3.75%, 3/1/31  3,830 3,825
Hillenbrand, 5.00%, 9/15/26  430 481
Hillenbrand, 5.75%, 6/15/25  2,465 2,625
Sensata Technologies, 3.75%, 2/15/31 (7) 6,995 7,012
Sensata Technologies UK Financing, 6.25%, 2/15/26 (7) 18,915 19,530
Welbilt, 9.50%, 2/15/24  6,420 6,605
52,982
Metals & Mining 4.0%
Alcoa Nederland Holding, 5.50%, 12/15/27 (7) 17,725 18,855
Alcoa Nederland Holding, 6.125%, 5/15/28 (7) 11,935 12,920
Alcoa Nederland Holding, 6.75%, 9/30/24 (7) 3,255 3,369
Alcoa Nederland Holding, 7.00%, 9/30/26 (7) 3,395 3,569
ArcelorMittal, 7.00%, 3/1/41  200 283
Arconic, 6.00%, 5/15/25 (7) 6,970 7,440
Arconic, 6.125%, 2/15/28 (7) 20,499 21,806
Big River Steel, 6.625%, 1/31/29 (7) 24,415 26,246

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cleveland-Cliffs, 9.875%, 10/17/25 (7) 9,005 10,558
Constellium, 3.75%, 4/15/29 (7) 10,990 10,908
Constellium, 5.75%, 5/15/24 (7) 16,260 16,524
FMG Resources, 5.125%, 3/15/23 (7) 10,215 10,713
FMG Resources, 5.125%, 5/15/24 (7) 16,650 17,961
Freeport-McMoRan, 5.00%, 9/1/27  7,520 8,028
Freeport-McMoRan, 5.25%, 9/1/29  7,735 8,605
Freeport-McMoRan, 5.40%, 11/14/34  29,279 36,159
Freeport-McMoRan, 5.45%, 3/15/43  12,466 15,489
GrafTech Finance, 4.625%, 12/15/28 (7) 7,045 7,168
Hecla Mining, 7.25%, 2/15/28  23,820 25,845
Hudbay Minerals, 4.50%, 4/1/26 (7) 8,460 8,582
Hudbay Minerals, 6.125%, 4/1/29 (7) 15,290 16,516
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (7) 16,464 18,337
New Gold, 6.375%, 5/15/25 (7) 4,399 4,542
New Gold, 7.50%, 7/15/27 (7) 8,245 8,750
Novelis, 4.75%, 1/30/30 (7) 18,235 19,010
338,183
Other Telecommunications 1.1%
Consolidated Communications, 6.50%, 10/1/28 (7) 13,060 14,007
Embarq, 7.995%, 6/1/36  10,735 12,774
Level 3 Financing, 3.75%, 7/15/29 (7) 12,780 12,748
Level 3 Financing, 5.375%, 5/1/25  7,955 8,154
Lumen Technologies, 4.50%, 1/15/29 (7) 29,700 29,626
Zayo Group Holdings, 4.00%, 3/1/27 (7) 7,145 7,109
Zayo Group Holdings, 6.125%, 3/1/28 (7) 9,810 10,129
94,547
Real Estate Investment Trust Securities 0.2%
Service Properties Trust, 4.35%, 10/1/24  17,185 17,229
17,229
Restaurants 1.2%
1011778 BC ULC, 5.75%, 4/15/25 (7) 4,160 4,436
Dave & Buster's, 7.625%, 11/1/25 (7) 19,592 20,767
Golden Nugget, 6.75%, 10/15/24 (7) 22,140 22,472
Yum! Brands, 5.35%, 11/1/43  19,590 21,549
Yum! Brands, 6.875%, 11/15/37  17,960 22,809
Yum! Brands, 7.75%, 4/1/25 (7) 10,155 11,158
103,191
Retail 1.0%
L Brands, 6.625%, 10/1/30 (7) 12,280 13,754
L Brands, 6.694%, 1/15/27  1,620 1,826
L Brands, 6.875%, 7/1/25 (7) 1,460 1,597
L Brands, 7.50%, 6/15/29  9,820 11,097
L Brands, 9.375%, 7/1/25 (7) 12,695 15,710
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (3)(6) 9,800 —

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (7) 7,535 7,714
PetSmart, 4.75%, 2/15/28 (7) 3,320 3,428
PetSmart, 7.75%, 2/15/29 (7) 21,935 23,525
Rent-A-Center, 6.375%, 2/15/29 (7) 3,790 3,942
82,593
Satellites 1.9%
Connect Finco, 6.75%, 10/1/26 (7) 20,000 20,700
Hughes Satellite Systems, 6.625%, 8/1/26  34,475 38,526
Hughes Satellite Systems, 7.625%, 6/15/21  1,175 1,190
Intelsat Jackson Holdings, 9.50%, 9/30/22 (7) 58,236 68,864
Telesat Canada, 6.50%, 10/15/27 (7) 15,420 15,921
Viasat, 5.625%, 4/15/27 (7) 9,745 10,183
155,384
Services 5.6%
Adtalem Global Education, 5.50%, 3/1/28 (7) 16,900 16,815
Advantage Sales & Marketing, 6.50%, 11/15/28 (7) 8,580 8,859
Allied Universal Holdco, 9.75%, 7/15/27 (7) 14,810 16,291
Ascend Learning, 6.875%, 8/1/25 (7) 15,525 16,010
Avis Budget Car Rental, 5.75%, 7/15/27 (7) 6,970 7,197
Avis Budget Car Rental, 5.75%, 7/15/27 (7) 5,605 5,731
Black Knight InfoServ, 3.625%, 9/1/28 (7) 15,475 15,320
eG Global Finance, 6.75%, 2/7/25 (7) 14,610 14,957
eG Global Finance, 8.50%, 10/30/25 (7) 10,895 11,535
Fair Isaac, 5.25%, 5/15/26 (7) 16,150 18,209
Gartner, 4.50%, 7/1/28 (7) 5,740 6,027
GFL Environmental, 8.50%, 5/1/27 (7) 11,425 12,625
H&E Equipment Services, 3.875%, 12/15/28 (7) 34,955 33,600
IPD 3, 5.50%, 12/1/25 (EUR) (7) 3,355 4,180
Laureate Education, 8.25%, 5/1/25 (7) 37,620 39,501
MSCI, 4.00%, 11/15/29 (7) 11,540 12,232
Performance Food Group, 5.50%, 10/15/27 (7) 12,815 13,472
Picasso Finance Sub, 6.125%, 6/15/25 (7) 6,825 7,269
Presidio Holdings, 4.875%, 2/1/27 (7) 9,310 9,706
Presidio Holdings, 8.25%, 2/1/28 (7) 13,935 15,398
Prime Security Services Borrower, 5.25%, 4/15/24 (7) 14,685 15,640
Prime Security Services Borrower, 5.75%, 4/15/26 (7) 6,745 7,268
Prime Security Services Borrower, 6.25%, 1/15/28 (7) 12,180 12,667
Sabre GLBL, 7.375%, 9/1/25 (7) 8,680 9,396
Sabre GLBL, 9.25%, 4/15/25 (7) 5,945 7,067
Shift4 Payments, 4.625%, 11/1/26 (7) 5,915 6,181
Staples, 7.50%, 4/15/26 (7) 21,303 21,516
Staples, 10.75%, 4/15/27 (7) 20,513 19,487
United Rentals North America, 3.875%, 2/15/31  15,500 15,849
Vertical Holdco, 7.625%, 7/15/28 (7) 28,165 30,418
Vertical U.S. Newco, 5.25%, 7/15/27 (7) 22,875 23,933

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
White Cap Buyer, 6.875%, 10/15/28 (7) 6,800 7,208
Williams Scotsman International, 4.625%, 8/15/28 (7) 6,545 6,717
468,281
Supermarkets 1.5%
Albertsons, 3.50%, 3/15/29 (7) 29,195 27,589
Albertsons, 4.875%, 2/15/30 (7) 12,940 13,328
Albertsons, 5.875%, 2/15/28 (7) 13,310 14,142
Albertsons, 7.50%, 3/15/26 (7) 20,650 22,560
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 19,298
New Albertsons, 7.45%, 8/1/29  9,945 11,673
New Albertsons, 8.00%, 5/1/31  6,740 8,282
United Natural Foods, 6.75%, 10/15/28 (7) 11,785 12,463
129,335
Transportation 0.3%
Watco, 6.50%, 6/15/27 (7) 19,440 20,825
20,825
Utilities 2.4%
Calpine, 5.125%, 3/15/28 (7) 19,630 19,728
Clearway Energy Operating, 5.75%, 10/15/25  15,173 15,856
NextEra Energy Operating Partners, 4.25%, 9/15/24 (7) 1,458 1,545
NextEra Energy Operating Partners, 4.50%, 9/15/27 (7) 13,605 15,136
NiSource, VR, 5.65% (8)(10) 12,860 13,439
Pacific Gas & Electric, 4.55%, 7/1/30  37,908 42,196
Pattern Energy Operations, 4.50%, 8/15/28 (7) 3,515 3,673
PG&E, 5.00%, 7/1/28  11,770 12,373
PG&E, 5.25%, 7/1/30  13,200 14,124
Pike, 5.50%, 9/1/28 (7) 11,220 11,683
Terraform Global Operating, 6.125%, 3/1/26 (7) 19,029 19,600
Vistra Operations, 5.00%, 7/31/27 (7) 11,513 12,031
Vistra Operations, 5.50%, 9/1/26 (7) 16,465 17,041
198,425
Wireless Communications 2.1%
SBA Communications, 3.875%, 2/15/27  16,010 16,570
Sprint, 7.125%, 6/15/24  57,411 66,166
Sprint Capital, 6.875%, 11/15/28  18,260 23,167
T-Mobile USA, 2.625%, 2/15/29  12,865 12,614
T-Mobile USA, 2.875%, 2/15/31  12,040 11,879
T-Mobile USA, 6.50%, 1/15/26  33,055 34,005
Virgin Media Vendor Financing Notes IV, 5.00%, 7/15/28 (7) 14,125 14,461
178,862
Total Corporate Bonds (Cost $6,624,196) 7,002,166

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 0.05% (4)(11) 203,963 203,963
203,963
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.10%, 11/4/21 (12) 4,845 4,843
4,843
Total Short-Term Investments (Cost $208,805) 208,806
Total Investments in Securities 100.2%
(Cost $7,953,077) $ 8,375,731
Other Assets Less Liabilities (0.2)% (20,837)
Net Assets 100.0% $ 8,354,894
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Non-income producing
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,977,195 and represents 59.6% of net assets.
(8) Perpetual security with no stated maturity date.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $113,013 and represents 1.4% of net assets.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(11) Seven-day yield

T. ROWE PRICE High Yield Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(12) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 1,965 (18) (127) 109
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,715 285 (196) 481
Barclays Bank, Protection Sold (Relevant
Credit: Tesla, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/21 * 12,000 37 (47) 84
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 5,705 285 (191) 476
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 5,293 (48) (299) 251
Total Bilateral Credit Default Swaps, Protection Sold (860) 1,401
Total Bilateral Swaps (860) 1,401
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/21/21 USD 10,907 EUR 8,979 $ 53
State Street 4/23/21 USD 27,689 GBP 20,325 (636)
UBS Investment Bank 5/21/21 USD 21,592 EUR 17,823 46
Net unrealized gain (loss) on open forward
currency exchange contracts $ (537)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 3.70% $ — $ 1,263 $ 919
T. Rowe Price Government Reserve Fund, 0.05% — — 154
Totals $ —# $ 1,263 $ 1,073+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
3.70% $ 25,116 $ 919 $ — $ 27,298
T. Rowe Price Government
Reserve Fund, 0.05% 267,370  ¤  ¤ 203,963
Total $ 231,261^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,073 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $231,869.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund  (the fund)  is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that

T. ROWE PRICE High Yield Fund

developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE High Yield Fund

F57-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 17,407 $ — $ 17,407
Bank Loans — 747,486 14,647 762,133
Bond Mutual Funds 27,298 — — 27,298
Common Stocks 58,265 — — 58,265
Convertible Preferred Stocks — 299,656 — 299,656
Corporate Bonds — 7,002,166 — 7,002,166
Short-Term Investments 203,963 4,843 — 208,806
Total Securities 289,526 8,071,558 14,647 8,375,731
Swaps — 607 — 607
Forward Currency Exchange
Contracts — 99 — 99
Total $ 289,526 $ 8,072,264 $ 14,647 $ 8,376,437
Liabilities
Swaps $ — $ 66 $ — $ 66
Forward Currency Exchange
Contracts — 636 — 636
Total $ — $ 702 $ — $ 702
1
Includes Convertible Bonds.